Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Movements in Fair Value Measurements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Financial assets, at fair value through other comprehensive income
Beginning	$ 17,513,555
Ending	17,513,555	$ 17,513,555
Financial liabilities, at fair value through profit and loss [Member]
Financial assets, at fair value through other comprehensive income
Beginning	5,555,721	33,305
Additions	4,138,895	5,555,721
Disposals		(33,305)
Ending	9,694,616	5,555,721
Level 1 of fair value hierarchy [member]
Financial assets, at fair value through other comprehensive income
Beginning
Ending
Level 1 of fair value hierarchy [member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning		903,000
Additions		3,904,416
Disposals		(5,116,938)
Disposal of controlling subsidiaries		(99,478)
Fair value changes recognized in other comprehensive income/(loss)		409,000
Ending
Level 3 of fair value hierarchy [member]
Financial assets, at fair value through other comprehensive income
Beginning	17,513,555
Ending	17,513,555	17,513,555
Level 3 of fair value hierarchy [member] | Financial assets, at fair value through other comprehensive income [Member]
Financial assets, at fair value through other comprehensive income
Beginning	17,513,555	27,644,482
Additions		41,749,956
Disposals
Transfer to level 1		(1,688,000)
Disposal of controlling subsidiaries		(17,716,438)
Fair value changes recognized in other comprehensive income/(loss)		(32,476,445)
Ending		$ 17,513,555